Loans Receivable and Allowance for Loan Losses - Summary of nonaccrual loans by portfolio segment (Details 6) (Loans receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 2,101	$ 1,003	$ 3,954
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	984	1,003	2,137
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	1,117		1,817
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans